Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the Euro MTF Market (Detail) ₨ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 5,881,700,000	₨ 445,036.1			₨ 382,845.6
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding		361,187.1			326,817.9
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.625% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2013
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	$ 500,000,000
Outstanding		₨ 37,745.8			34,464.0
Interest rate	5.625%	5.625%	5.625%	5.625%
Redeemable on	February 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 3.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	February 2015
Currency	GBP
Initial Principal amounts | £			£ 400,000,000
Outstanding Principal amounts | £			£ 400,000,000
Outstanding		₨ 37,258.2			36,005.8
Interest rate	3.875%	3.875%	3.875%	3.875%
Redeemable on	March 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.000% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2014
Currency	GBP
Initial Principal amounts | £			£ 400,000,000
Outstanding Principal amounts | £			£ 400,000,000
Outstanding		₨ 37,253.1			35,969.8
Interest rate	5.00%	5.00%	5.00%	5.00%
Redeemable on	February 2022
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 3.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	March 2015
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	$ 500,000,000
Outstanding		₨ 0.0			34,686.5
Interest rate	3.50%	3.50%	3.50%	3.50%
Redeemable on	March 2020
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.250% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2014
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	$ 500,000,000
Outstanding		₨ 0.0			34,713.0
Interest rate	4.25%	4.25%	4.25%	4.25%
Redeemable on	November 2019
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 2.750% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2017
Currency	GBP
Initial Principal amounts | £			£ 300,000,000
Outstanding Principal amounts | £			£ 300,000,000
Outstanding		₨ 28,004.9			27,036.8
Interest rate	2.75%	2.75%	2.75%	2.75%
Redeemable on	January 2021
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 2.200% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2017
Currency	EUR
Initial Principal amounts | €				€ 650,000,000
Outstanding Principal amounts | €				€ 650,000,000
Outstanding		₨ 53,984.3			50,367.0
Interest rate	2.20%	2.20%	2.20%	2.20%
Redeemable on	January 2024
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2017
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	$ 500,000,000
Outstanding		₨ 42,346.9			34,585.5
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	March 2027
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2018
Currency	EUR
Initial Principal amounts | €				€ 500,000,000
Outstanding Principal amounts | €				€ 500,000,000
Outstanding		₨ 41,012.1			38,989.5
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	January 2026
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	EUR
Initial Principal amounts | €				€ 500,000,000
Outstanding Principal amounts | €				€ 500,000,000
Outstanding		₨ 41,390.4			0.0
Interest rate	5.875%	5.875%	5.875%	5.875%
Redeemable on	November 2024
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 6.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	EUR
Initial Principal amounts | €				€ 500,000,000
Outstanding Principal amounts | €				€ 500,000,000
Outstanding		₨ 42,191.4			₨ 0.0
Interest rate	6.875%	6.875%	6.875%	6.875%
Redeemable on	November 2026